CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the period	$ 16,643	$ 19,539	$ 25,050	$ 32,971
Other comprehensive income
Amortization of deferred realized losses on cash flow hedges	1,002	1,002	1,992	1,992
Reclassification of unrealized losses to earnings	23,189	29,501	48,207	58,819
Total Other Comprehensive Income	24,191	30,503	50,199	60,811
Comprehensive Income	$ 40,834	$ 50,042	$ 75,249	$ 93,782